COMMON SHARES	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
SHAREHOLDERS' EQUITY
COMMON SHARES

NOTE 7 – COMMON SHARES

Common Stock

At March 31, 2022, the Company’s authorized capital consisted of 50,000,000 of common shares with a $0.001 par value and 25,108,044 shares were issued and outstanding.

During the nine month period ended March 31, 2022, the Company incurred the following transactions:

During the nine month period ended March 31, 2022, the Company completed various private placements whereby a total of 5,458,810 common shares were issued at a price of $0.25 and 100,000 common shares were issued at a price of $0.50 per share for a total value of $1,425,202.

On October 15, 2021, the Company issued 125,000 common shares at a price of $0.80 per share for prepaid marketing services valued at $100,000. During the nine month period ended March 31, 2022, $75,138 was amortized and recorded as advertising and promotion expenses.

On October 28, 2021, the Company issued 28,572 common shares at a price of $0.70 per share for legal services valued at $20,000.

On December 8, 2021, the Company issued 50,000 common shares at a price of $0.71 per share for prepaid consulting services valued at $35,250. During the nine month period ended March 31, 2022, $14,526 was amortized and recorded as consulting expenses.

On December 31, 2021, the Company issued 937,151 common shares for the conversion of debt at a conversion price of $0.10 per share for a total value of $93,715. (Note 8)

On January 1, 2022, the Company issued 100,000 common shares at a price of $0.65 per share for prepaid consulting services valued at $65,000. During the nine month period ended March 31, 2022, $15,893 was amortized and recorded as consulting expenses.

On March 25, 2022, the Company issued 12,000 common shares at a price of $0.60 per share for services valued at $7,200.

During the nine month period ended March 31, 2021, the Company incurred the following transactions:

During the period from July 2, 2020 to July 31, 2020, the Company completed various private placements whereby a total of 500,000 common shares were issued at a price of $0.05 per share for a total value of $25,000.

During the period from November 24, 2020 to March 31, 2021, the Company completed various private placements whereby a total of 196,000 common shares were issued at a price of $0.25 per share for a total value of $49,500.

On December 28, 2020, the Company issued 110,000 shares to a non-related party at a price of $0.10 per share for a total value of $11,000 as commitment shares in exchange for services related to the issuance of convertible debt on Note 8 (b).

On March 29, 2021, the Company issued 88,000 shares to a non-related party at a price of $0.25 per share for a total value of $12,000 as debt issuance costs related to the issuance of convertible debt on Note 8 (c).

On March 29, 2021, the Company issued 100,000 shares to a director of the Company at a price of $0.25 per share for a total value of $25,000 in exchange for services.

Warrants

On December 28, 2020, the Company granted 1,100,000 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (b)). The warrants were valued at $145,744 using the Black Scholes Option Pricing Model.

On March 25, 2021, the Company granted 1,100,000 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (c)). The warrants were valued at $147,266 using the Black Scholes Option Pricing Model.

On April 22, 2021, the Company granted 506,838 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (a)). The warrants were valued at $399,087 using the Black Scholes Option Pricing Model.

On April 28, 2021, the Company granted 307,408 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (a)). The warrants were valued at $196,399 using the Black Scholes Option Pricing Model.

The following is a continuity schedule for the Company’s outstanding warrants:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2021	3,014,246	$0.25
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2022	3,014,246	$0.25

Stock Options

On December 8, 2021, the Board of Directors of the Company approved the adoption of the 2021 Equity Compensation Plan (the “Equity Compensation Plan”) to provide employees, certain consultants and advisors who perform services for the Company, and non-employee members of the Board of Directors of the Company with the opportunity to receive grants of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, stock units and other stock-based awards.

During the nine month period ended March 31, 2022 the Company issued a total of 6,000,000 non-qualified stock options (the “options”) to directors, officers and certain key consultants. The options are subject to the terms and conditions of the Equity Compensation Plan. All granted options are subject to a five-year vesting schedule equal to 20% per year starting on the 1st day of each year following the effective date. All options have an exercise price of $0.65 which was the closing price of the Company’s common stock on the day the day grant. As of March 31, 2022 none of the options had vested.

The following is a continuity schedule for the Company’s outstanding non-qualified stock options:

	Number of options	Weighted average exercise price
Outstanding, June 30, 2021	-	USD	-
Granted	6,000,000	USD	0.65
Exercised	-	USD	-
Cancelled	-	USD	-
Outstanding, March 31, 2021	6,000,000	USD	0.65

As at March 31, 2022, the Company had the following stock options outstanding:

Grant Date	Number Outstanding	Number Exercisable	Exercise Price		Weighted Average Life (years)	Expiry Date
January 3, 2022	125,000	-	USD	0.65	9.77	January 3, 2032
January 4, 2022	5,875,000	-	USD	0.65	9.77	January 4, 2032
Total	6,000,000	-	USD	0.65	9.77

During the period ended March 31, 2022, the Company recorded $386,449 as share-based compensation.

The fair value of the options granted during the nine month period ended March 31, 2022 was estimated on the date of the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

Expected volatility	106.83%
Expected option life (years)	10
Risk-free interest rate (10-year U.S. treasury yield)	1.63 - 1.66%
Expected dividend yield	0%

Performance Stock Units

On December 8, 2021, the Board of Directors of the Company approved the adoption of the 2021 Equity Compensation Plan (the “Equity Compensation Plan”) to provide employees, certain consultants and advisors who perform services for the Company, and non-employee members of the Board of Directors of the Company with the opportunity to receive grants of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, stock units and other stock-based awards.

During the nine month period ended March 31, 2022 the Company issued a total of 4,000,000 performance stock units (“performance units”) to directors, officers and certain key consultants. The performance units are subject to the terms and conditions of the Equity Compensation Plan. The performance units will be earned and vest upon reaching certain market capitalization goals during the performance period ending on December 31, 2026. As of March 31, 2022, none of the performance stock units had vested and $Nil share-based compensation expense was recorded.

The following is a continuity schedule for the Company’s outstanding performance stock units:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2021	-	$-
Granted	4,000,000	-
Released	-	-
Forfeited or cancelled	-	-
Outstanding, March 31, 2022	4,000,000	$-

NOTE 7 – COMMON SHARES

At June 30, 2021, the Company’s authorized capital consisted of 50,000,000 of common shares with a $0.001 par value and 18,296,511 shares were issued and outstanding.

During the period ended June 30, 2020, the Company incurred the following transactions:

On November 4, 2019, the Company issued 8,000,000 shares to the founders with a fair value of $8,000 in exchange for services.

On November 15, 2019, the Company issued 1,000,000 shares to two non-related parties with a fair value of $10,000 in exchange for services.

During the period from November 15, 2019 to June 30, 2020, the Company completed various private placements whereby a total of 3,406,236 common shares were issued at a price of $0.05 per share for a total value of $170,312. As at June 30, 2020, $24,500 of the subscriptions still remained receivable.

During the year ended June 30, 2021, the Company incurred the following transactions:

During the period from July 2, 2020 to July 31, 2020, the Company completed various private placements whereby a total of 500,000 common shares were issued at a price of $0.05 per share for a total value of $25,000.

During the period from November 24, 2020 to June 30, 2021, the Company completed various private placements whereby a total of 4,541,190 common shares were issued at a price of $0.25 per share for a total value of $1,135,298. As at June 31, 2021, $10,500 of the subscriptions still remained receivable.

On December 28, 2020, the Company issued 110,000 shares to a non-related party at a price of $0.10 per share for a total value of $11,000 as commitment shares in exchange for services related to the issuance of convertible debt on Note 8 (c).

On March 29, 2021, the Company issued 88,000 shares to a non-related party at a price of $0.25 per share for a total value of $22,000 as debt issuance costs related to the issuance of convertible debt on Note 8 (d).

On March 29, 2021, the Company issued 100,000 shares to a director of the Company at a price of $0.25 per share for a total value of $25,000 in exchange for services.

On April 12, 2021, the Company issued 400,000 shares to a non-related party at a price of $0.25 per share for a total value of $100,000 in exchange for services. A portion of the services are yet to be incurred and have been recorded as prepaid expenses for a total value of $56,312.

On April 15, 2021, the Company issued 100,000 shares to a non-related party at a price of $0.25 per share for a total value of $25,000 in exchange for services. A portion of the services are yet to be incurred and have been recorded as prepaid expenses for a total value of $18,750.

On June 21, 2021, the Company issued 41,085 shares to a non-related party at a price of $0.73 per share for a total value of $30,000 as settlement of debt.

On June 25, 2021, the Company issued 10,000 shares to a non-related party at a price of $0.85 per share for a total value of $8,500 as settlement of debt.

Warrants

On December 28, 2020, the Company granted 1,100,000 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (b)). The warrants were valued at $145,744 using the Black Scholes Option Pricing Model.

On March 25, 2021, the Company granted 1,100,000 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (c)). The warrants were valued at $147,266 using the Black Scholes Option Pricing Model.

On April 22, 2021, the Company granted 506,838 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (a)). The warrants were valued at $399,087 using the Black Scholes Option Pricing Model.

On April 28, 2021, the Company granted 307,408 warrants with a contractual life of two years and exercise price of $0.25 per share to a lender as part of the convertible debt financing transaction (Note 8 (a)). The warrants were valued at $196,399 using the Black Scholes Option Pricing Model.

The Black Scholes Option Pricing Model assumptions used in the valuation of the warrants are outlined below. The stock price was based on recent issuances. Expected life was based on the expiry date of the warrants as the Company did not have historical exercise data of such warrants.

March 31, 2021
Stock price	$0.85 - $0.25
Risk-free interest rate	0.13% - 0.17%
Expected life	2 years
Expected dividend rate	0%
Expected volatility	102.03% - 206.63%

Continuity of the Company’s common stock purchase warrants issued and outstanding is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2020	-	$-
Granted	3,014,246	0.25
Exercised	-	-
Expired	-	-
Outstanding, June 30, 2021	3,014,246	$0.25

As at June 30, 2021, the weighted average remaining contractual life of warrants outstanding was 1.21 years with an intrinsic value of $0.25.